LIQUIDITY AND GOING CONCERN	12 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 2 – LIQUIDITY AND GOING CONCERN

The accompanying consolidated financial statements (“CFS”) were prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The accompanying CFS do not include any adjustments related to the recoverability and or classification of the recorded asset amounts and or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern. As reflected in the accompanying CFS, the Company reported recurring net loss of approximately $3.8 million, $1.0 million and $1.4 million for the years ended June 30, 2026, 2025 and 2024, respectively. and had a working capital deficit and an accumulated deficit of approximately $4.3 million and $3.3 million, respectively, as of June 30, 2026.

In assessing its liquidity, management monitors the Company’s working capital requirements and ability to generate sufficient cash flows to meet its operating and capital expenditure commitments. The Company’s ability to manage its liquidity risk is dependent upon its ability to reduce its accounts and loans receivable, maintain its gross profit and control its operating expenses. As of the date of this report, management has developed the following measures to strengthen its ability as a going concern by (i) growing its revenue base via strategic partnerships, (ii) raising funds through the capital market and (iii) implementing cost-control initiatives to reduce its fixed overheads.

In July 2026, the Company sold 116,743,749 Class A ordinary shares (583,719 shares post share consolidation) through an at-the-market program under the Sales Agreement dated February 13, 2026 (the “ATM program”). Gross proceeds from the ATM program amounted to approximately $8.7 million. After deducting fee to the sales agent, the Company received net proceeds of approximately $7.6 million. Management believes the above-mentioned measures and the recent ATM program have enhanced the Company’s liquidity position and ability to meet its working capital requirements for at least 12 months from the date on which these CFS are issued. If the Company requires additional funding to finance its operations and fund its working capital, Mr. Feng Huang and Mr. Funa Li, as the Company’s major shareholders, have indicated their intent and ability to provide additional financial support to the Company up to a total maximum of $1,000,000.